Related Parties	12 Months Ended
Feb. 28, 2026
Related Parties [Abstract]
RELATED PARTIES

28. RELATED PARTIES

All related party transactions are entered into in the normal course of business and at prices available at negotiated terms. Whenever it exists, related party transactions also include transactions with entities that are controlled or significantly influenced by any key management personnel.

Key management personnel are the persons who have authority and responsibility for planning, directing and controlling the activities of the Group or the Company either directly or indirectly.

In addition to the information disclosed in Notes 11, 12 and 18 in the financial statements, the following transactions took place between the Group and related parties which does not include any holding companies or associates and joint venture, at the terms agreed between parties:

28.1 Transactions with related parties

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Sales to related parties	3,091	27,296	30,730
Purchases from related parties	(45,263)	(146,871)	(137,107)
Rent paid to related parties	(9,483)	(8,727)	(8,468)

28.2 Balances with related parties

	Year ended February 28
Figures in Rand thousands	2026	2025

Amount due from related parties	307	542
Amount due to related parties	(2,405)	(3,686)
Loan due from related parties	28,700	28,700
Loan due to related parties	(85)	(138)

28.3 Key management compensation short term employee benefits

Key management personnel compensation comprised the following:

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Short-term employee benefits	18,536	18,285	18,094
Post-employment benefits	480	456	430
	19,016	18,741	18,524

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to directors and key management personnel.